Segment Reporting - Summary of Segment Assets on Geographical Location (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020 [1]
Disclosure Of Segment Assets [Line Items]
Property and equipment, right-of-use assets and intangible assets	$ 4,523,328	$ 3,159,376
Canada
Disclosure Of Segment Assets [Line Items]
Property and equipment, right-of-use assets and intangible assets	1,933,050	1,800,307
United States
Disclosure Of Segment Assets [Line Items]
Property and equipment, right-of-use assets and intangible assets	2,575,363	1,342,720
Mexico
Disclosure Of Segment Assets [Line Items]
Property and equipment, right-of-use assets and intangible assets	$ 14,915	$ 16,349

[1]	Recasted for change in accounting policy (see note 10)